Consolidated Statements of Changes In Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016	1,000,000	551,643
Balance at Dec. 31, 2016	$ 10,000	$ 5,516	$ 204,344,650	$ 3,905	$ (193,033,293)	$ 11,330,778
Share rounding adjustment relating to 1:13 reverse stock split (in shares)		327
Share rounding adjustment relating to 1:13 reverse stock split		$ 3	(3)
Share based payments			1,769,964			1,769,964
Issuance of common stock and inducement warrants for warrant exercises (in shares)		50,673
Issuance of common stock and inducement warrants for warrant exercises		$ 507	7,811,470			7,811,977
Issuance of common stock for RSU exercises (in shares)		247
Issuance of common stock for RSU exercises		$ 2	(2)
Issuance of common stock and warrants from capital raises, net (in shares)		151,120
Issuance of common stock and warrants from capital raises, net		$ 1,511	3,268,156			3,269,667
Issuance of restricted stock awards (in shares)		3,991
Issuance of restricted stock awards		$ 40	(40)
Foreign currency translation adjustments				(1,274)		(1,274)
Net loss					(15,665,983)	(15,665,983)
Balance (in shares) at Dec. 31, 2017	1,000,000	758,001
Balance at Dec. 31, 2017	$ 10,000	$ 7,579	217,194,194	2,631	(208,699,276)	8,515,129
Share based payments			238,835			238,835
Foreign currency translation adjustments				115		115
Net loss					(2,146,968)	(2,146,968)
Balance (in shares) at Mar. 31, 2018	1,000,000	758,001
Balance at Mar. 31, 2018	$ 10,000	$ 7,580	217,433,029	2,746	(210,846,244)	6,607,111
Balance (in shares) at Dec. 31, 2017	1,000,000	758,001
Balance at Dec. 31, 2017	$ 10,000	$ 7,579	217,194,194	2,631	(208,699,276)	8,515,129
Share based payments			634,082			634,082
Issuance of common stock and warrants from capital raises, net (in shares)		150,000
Issuance of common stock and warrants from capital raises, net		$ 1,500	1,826,500			1,828,000
Issuance of restricted stock awards (in shares)		2,252
Issuance of restricted stock awards		$ 23	(23)
Foreign currency translation adjustments				(3,044)		(3,044)
Net loss					(4,924,617)	(4,924,617)
Balance (in shares) at Dec. 31, 2018	1,000,000	910,253
Balance at Dec. 31, 2018	$ 10,000	$ 9,103	219,654,753	(413)	(213,623,893)	6,049,550
Share based payments			337,966			337,966
Foreign currency translation adjustments				(1,743)		(1,743)
Net loss					(3,113,992)	(3,113,992)
Balance (in shares) at Mar. 31, 2019	1,000,000	910,253
Balance at Mar. 31, 2019	$ 10,000	$ 9,103	$ 219,992,719	$ (2,156)	$ (216,737,885)	$ 3,271,781